Fair Value - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Contingent consideration liability	$ 0	$ 2,180	$ 4,311
Payment for contingent consideration liability	2,180	2,180
Current portion of contingent consideration liability	0	2,180
Change in valuation of contingent consideration liability	0	49	788
STACYC, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Aggregate earnout payment had a potential payout, low	0
Aggregate earnout payment had a potential payout, high	6,540
Contingent consideration liability	4,978
Payment for contingent consideration liability	$ 2,180	2,180	$ 2,180
Current portion of contingent consideration liability		$ 2,180